Quarterly Holdings Report
for
Fidelity® High Income Central Fund
May 31, 2024
HICII-NPRT3-0724
1.861967.116
Corporate Bonds - 84.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.5%
Broadcasting - 1.2%
DISH Network Corp.:
0% 12/15/25	3,263,000	2,481,566
3.375% 8/15/26	20,439,000	13,079,417
		15,560,983
Diversified Financial Services - 0.3%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	40,000	38,480
New Cotai LLC 5% 2/24/27 (c)	1,673,956	4,176,519
		4,214,999
TOTAL CONVERTIBLE BONDS		19,775,982
Nonconvertible Bonds - 82.5%
Aerospace - 3.3%
AAR Escrow Issuer LLC 6.75% 3/15/29 (b)	2,285,000	2,320,201
ATI, Inc.:
4.875% 10/1/29	1,205,000	1,126,062
5.125% 10/1/31	845,000	770,818
5.875% 12/1/27	2,480,000	2,435,496
Bombardier, Inc.:
6% 2/15/28 (b)	1,450,000	1,426,363
7% 6/1/32 (b)(d)	1,395,000	1,400,086
7.25% 7/1/31 (b)	1,920,000	1,960,049
7.875% 4/15/27 (b)	4,447,000	4,451,705
Moog, Inc. 4.25% 12/15/27 (b)	735,000	688,191
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	12,107,625
6.375% 3/1/29 (b)	5,680,000	5,667,678
6.625% 3/1/32 (b)	2,160,000	2,166,402
6.875% 12/15/30 (b)	4,905,000	4,966,729
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (b)	4,250,000	3,412,636
Wesco Aircraft Holdings, Inc. 8.5% (b)(e)	1,585,000	182,275
		45,082,316
Air Transportation - 0.6%
Air Canada 3.875% 8/15/26 (b)	2,110,000	2,003,029
Allegiant Travel Co. 7.25% 8/15/27 (b)	1,545,000	1,461,719
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	4,225,000	3,172,576
United Airlines, Inc. 4.625% 4/15/29 (b)	1,650,000	1,525,097
		8,162,421
Automotive & Auto Parts - 1.6%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	1,745,000	1,683,053
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,801,482
3.625% 6/17/31	2,480,000	2,118,528
4.95% 5/28/27	2,270,000	2,213,225
Hudson Automotive Group 8% 5/15/32 (b)	825,000	850,235
LCM Investments Holdings 4.875% 5/1/29 (b)	3,665,000	3,405,418
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	440,000	444,625
6.5% 3/26/31 (b)	675,000	685,371
8.375% 5/1/28 (b)	2,010,000	2,113,618
McLaren Finance PLC 7.5% 8/1/26 (b)	2,775,000	2,394,825
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)	1,770,000	1,622,817
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	1,675,000	1,716,371
		21,049,568
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	19,986
8% 11/1/31	4,573,000	5,011,459
8% 11/1/31	3,758,000	4,113,670
Aretec Group, Inc. 10% 8/15/30 (b)	4,615,000	5,047,855
Jane Street Group LLC/JSG Finance, Inc. 7.125% 4/30/31 (b)	2,805,000	2,855,726
		17,048,696
Broadcasting - 2.5%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (b)	2,590,000	2,126,405
7.75% 4/15/28 (b)	1,370,000	1,181,588
7.875% 4/1/30 (b)	4,440,000	4,415,749
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	2,515,000	46,213
Gray Television, Inc. 5.375% 11/15/31 (b)	2,970,000	1,649,398
iHeartCommunications, Inc. 9% (c)(e)	780,000	0
Nexstar Media, Inc. 5.625% 7/15/27 (b)	2,755,000	2,600,397
Scripps Escrow II, Inc.:
3.875% 1/15/29 (b)	2,170,000	1,393,451
5.375% 1/15/31 (b)	1,130,000	462,165
Scripps Escrow, Inc. 5.875% 7/15/27 (b)	1,780,000	1,155,889
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)	2,155,000	1,806,212
5% 8/1/27 (b)	5,295,000	5,028,541
Univision Communications, Inc.:
6.625% 6/1/27 (b)	5,150,000	4,975,418
7.375% 6/30/30 (b)	3,455,000	3,274,066
8.5% 7/31/31 (b)(d)	3,495,000	3,436,691
		33,552,183
Building Materials - 2.0%
Acproducts Holdings, Inc. 6.375% 5/15/29 (b)	3,465,000	2,242,641
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	505,000	488,449
6.375% 6/15/30 (b)	2,270,000	2,265,459
Builders FirstSource, Inc. 6.375% 3/1/34 (b)	4,935,000	4,837,890
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)	5,505,000	5,514,591
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	1,065,000	1,057,931
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)	590,000	537,758
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	1,825,000	1,814,498
6% 12/1/29 (b)	1,705,000	1,730,241
6.125% 7/1/29 (b)	1,005,000	1,020,462
Wesco Distribution, Inc. 6.625% 3/15/32 (b)	4,935,000	4,958,954
		26,468,874
Cable/Satellite TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	3,730,000	2,779,185
4.5% 6/1/33 (b)	4,415,000	3,406,991
4.75% 3/1/30 (b)	5,200,000	4,429,642
5% 2/1/28 (b)	5,055,000	4,667,322
CSC Holdings LLC:
3.375% 2/15/31 (b)	3,305,000	1,935,456
4.125% 12/1/30 (b)	2,590,000	1,597,146
4.5% 11/15/31 (b)	2,175,000	1,330,406
4.625% 12/1/30 (b)	5,895,000	2,478,576
5% 11/15/31 (b)	2,290,000	955,876
5.375% 2/1/28 (b)	4,625,000	3,248,127
5.75% 1/15/30 (b)	3,690,000	1,594,473
7.5% 4/1/28 (b)	4,545,000	2,537,292
DISH DBS Corp. 5.75% 12/1/28 (b)	1,465,000	1,020,661
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)	6,820,000	5,064,056
6.5% 9/15/28 (b)	5,050,000	2,320,664
VZ Secured Financing BV 5% 1/15/32 (b)	6,990,000	5,932,263
Ziggo Bond Co. BV 5.125% 2/28/30 (b)	1,155,000	986,482
Ziggo BV 4.875% 1/15/30 (b)	1,730,000	1,541,923
		47,826,541
Capital Goods - 0.2%
Zebra Technologies Corp. 6.5% 6/1/32 (b)	2,100,000	2,113,541
Chemicals - 3.4%
Avient Corp. 5.75% 5/15/25 (b)	1,970,000	1,959,354
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	2,445,000	2,359,944
Consolidated Energy Finance SA 12% 2/15/31 (b)	2,105,000	2,199,449
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	3,010,000	2,877,762
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(f)	6,510,262	5,387,242
LSB Industries, Inc. 6.25% 10/15/28 (b)	270,000	259,806
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	2,650,000	2,324,910
9% 2/15/30 (b)	2,100,000	2,221,428
Olympus Water U.S. Holding Corp.:
7.125% 10/1/27 (b)	1,560,000	1,580,349
9.75% 11/15/28 (b)	1,805,000	1,919,266
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	2,630,000	2,461,286
6.625% 5/1/29 (b)	1,755,000	1,652,938
The Chemours Co. LLC:
4.625% 11/15/29 (b)	5,950,000	5,074,173
5.375% 5/15/27	2,940,000	2,791,157
5.75% 11/15/28 (b)	3,490,000	3,194,149
Tronox, Inc. 4.625% 3/15/29 (b)	2,210,000	2,005,343
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	3,255,000	3,125,828
5.625% 8/15/29 (b)	2,375,000	2,185,036
		45,579,420
Consumer Products - 1.0%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,483,291
Gannett Holdings LLC 6% 11/1/26 (b)	1,390,000	1,311,794
Mattel, Inc. 3.375% 4/1/26 (b)	745,000	712,828
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,277,804
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	4,590,000	4,483,586
10.5% 5/15/29 (b)	4,209,000	4,147,728
		13,417,031
Containers - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(f)	2,525,000	587,010
Berry Global, Inc.:
4.5% 2/15/26 (b)	2,134,000	2,078,552
4.875% 7/15/26 (b)	631,000	620,497
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	1,430,000	1,347,915
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	1,185,000	1,050,297
		5,684,271
Diversified Financial Services - 3.5%
Boost Newco Borrower LLC 7.5% 1/15/31 (b)	6,510,000	6,747,366
Coinbase Global, Inc. 3.625% 10/1/31 (b)	6,085,000	4,839,163
FLY Leasing Ltd. 7% 10/15/24 (b)	7,485,000	7,446,976
Fortress Transportation & Infrastructure Investors LLC 7% 5/1/31 (b)	2,815,000	2,847,814
GGAM Finance Ltd. 6.875% 4/15/29 (b)	1,690,000	1,702,962
Gn Bondco LLC 9.5% 10/15/31 (b)	2,995,000	2,728,558
Hightower Holding LLC 6.75% 4/15/29 (b)	970,000	909,361
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,196,637
5.25% 5/15/27	5,970,000	5,484,938
6.375% 12/15/25	1,740,000	1,738,528
9% 6/15/30 (b)	5,580,000	5,506,572
MSCI, Inc. 4% 11/15/29 (b)	2,265,000	2,083,501
OneMain Finance Corp. 7.125% 3/15/26	3,460,000	3,510,790
		47,743,166
Diversified Media - 0.6%
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.5% 2/15/28 (b)	7,650,000	3,465,692
CMG Media Corp. 8.875% 12/15/27 (b)	6,280,000	3,142,676
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,885,979
		8,494,347
Energy - 11.1%
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (b)	2,475,000	2,446,232
6.875% 4/1/27 (b)	700,000	702,757
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,235,000	1,205,530
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25% 7/15/32 (b)	2,120,000	2,159,980
California Resources Corp. 8.25% 6/15/29 (b)(d)	1,920,000	1,922,971
Canacol Energy Ltd. 5.75% 11/24/28 (b)	3,172,000	1,664,269
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	2,610,000	2,610,767
7% 6/15/25 (b)	6,180,000	6,186,810
CNX Resources Corp.:
6% 1/15/29 (b)	1,185,000	1,156,294
7.25% 3/1/32 (b)	1,885,000	1,911,038
7.375% 1/15/31 (b)	1,685,000	1,714,814
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,595,000	1,470,257
6.75% 3/1/29 (b)	3,485,000	3,370,990
6.75% 3/1/29 (b)	2,110,000	2,013,325
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (b)	7,280,000	6,822,245
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	830,000	818,587
CVR Energy, Inc. 5.75% 2/15/28 (b)	3,995,000	3,687,103
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	1,520,000	1,500,582
DT Midstream, Inc.:
4.125% 6/15/29 (b)	2,545,000	2,327,279
4.375% 6/15/31 (b)	2,545,000	2,286,015
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	4,185,000	4,225,431
Energy Transfer LP:
5.75% 4/1/25	1,045,000	1,044,346
6% 2/1/29 (b)	1,390,000	1,397,304
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,060,000	1,047,201
6.5% 9/1/30 (b)	2,150,000	2,196,253
EQT Corp. 3.625% 5/15/31 (b)	1,720,000	1,504,492
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	820,000	843,642
Harvest Midstream I LP 7.5% 9/1/28 (b)	5,565,000	5,647,125
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,560,000	1,417,936
5.125% 6/15/28 (b)	2,905,000	2,798,510
5.5% 10/15/30 (b)	920,000	882,994
5.625% 2/15/26 (b)	6,900,000	6,856,469
Jonah Energy Parent LLC 12% 11/5/25 (c)(g)	9,428,234	10,124,038
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)	2,685,000	2,666,899
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	7,045,068	6,338,360
MEG Energy Corp. 5.875% 2/1/29 (b)	4,235,000	4,110,213
New Fortress Energy, Inc. 6.75% 9/15/25 (b)	4,431,000	4,378,581
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	3,455,000	3,512,716
8.75% 6/15/31 (b)	1,840,000	1,927,843
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	705,611
4.4% 4/15/46	1,750,000	1,383,364
4.5% 7/15/44	815,000	630,739
6.2% 3/15/40	980,000	986,075
6.6% 3/15/46	2,590,000	2,709,479
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	2,320,000	2,266,975
7.875% 9/15/30 (b)	4,835,000	4,966,650
Permian Resources Operating LLC 5.875% 7/1/29 (b)	2,610,000	2,548,013
SM Energy Co.:
6.5% 7/15/28	920,000	916,945
6.625% 1/15/27	1,145,000	1,138,337
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	1,935,166
5.375% 2/1/29	1,625,000	1,562,792
Strathcona Resources Ltd. 6.875% 8/1/26 (b)	1,395,000	1,378,292
Sunoco Logistics Partners, LP 7.25% 5/1/32 (b)	1,515,000	1,551,033
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,092,229
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (b)	2,370,000	2,233,585
Transocean, Inc.:
8.25% 5/15/29 (b)	1,405,000	1,405,332
8.5% 5/15/31 (b)	1,405,000	1,403,568
Tullow Oil PLC 10.25% 5/15/26 (b)	4,650,000	4,492,598
Venture Global Calcasieu Pass LLC 3.875% 8/15/29 (b)	2,220,000	1,999,344
Viper Energy, Inc. 5.375% 11/1/27 (b)	1,105,000	1,077,696
		150,282,021
Environmental - 0.5%
Covanta Holding Corp. 4.875% 12/1/29 (b)	1,355,000	1,234,913
Madison IAQ LLC:
4.125% 6/30/28 (b)	1,795,000	1,663,281
5.875% 6/30/29 (b)	2,775,000	2,572,087
Stericycle, Inc. 3.875% 1/15/29 (b)	1,645,000	1,493,601
		6,963,882
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	1,655,000	1,476,108
4.875% 2/15/30 (b)	6,890,000	6,444,897
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	1,470,000	877,957
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	960,000	833,021
		9,631,983
Food/Beverage/Tobacco - 2.8%
BellRing Brands, Inc. 7% 3/15/30 (b)	845,000	863,334
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,905,000	1,407,746
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (b)	1,465,000	1,381,286
7.625% 7/1/29 (b)	2,700,000	2,750,528
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)	1,215,000	1,248,390
Kraft Heinz Foods Co. 5.5% 6/1/50	855,000	819,427
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)	2,290,000	2,059,530
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	1,350,000	1,226,759
5.5% 10/15/27 (b)	5,775,000	5,628,578
Post Holdings, Inc.:
4.625% 4/15/30 (b)	625,000	567,539
6.25% 2/15/32 (b)	3,715,000	3,692,968
TreeHouse Foods, Inc. 4% 9/1/28	860,000	765,830
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	5,345,000	4,938,964
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,110,000	1,019,291
4.75% 2/15/29 (b)	3,100,000	2,909,788
6.875% 9/15/28 (b)	4,795,000	4,878,895
7.25% 1/15/32 (b)	1,550,000	1,599,691
		37,758,544
Gaming - 3.0%
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)	2,860,000	2,583,770
6.5% 2/15/32 (b)	3,790,000	3,747,749
8.125% 7/1/27 (b)	6,225,000	6,346,334
Churchill Downs, Inc. 5.75% 4/1/30 (b)	4,380,000	4,201,178
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	2,925,000	2,631,193
6.75% 1/15/30 (b)	1,410,000	1,246,288
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	1,245,000	1,160,963
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	1,075,000	1,105,242
Station Casinos LLC:
4.625% 12/1/31 (b)	3,685,000	3,227,093
6.625% 3/15/32 (b)	4,450,000	4,368,490
Studio City Finance Ltd. 6.5% 1/15/28 (b)	5,015,000	4,742,309
VICI Properties LP / VICI Note Co. 4.625% 6/15/25 (b)	5,180,000	5,109,414
		40,470,023
Healthcare - 7.0%
1375209 BC Ltd. 9% 1/30/28 (b)	1,023,000	988,389
AHP Health Partners, Inc. 5.75% 7/15/29 (b)	2,665,000	2,457,611
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	2,290,000	2,052,401
4.625% 7/15/28 (b)	1,915,000	1,802,044
Centene Corp.:
3.375% 2/15/30	2,690,000	2,368,192
4.625% 12/15/29	1,825,000	1,718,002
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	740,000	669,368
4% 3/15/31 (b)	2,080,000	1,828,316
4.25% 5/1/28 (b)	735,000	689,455
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	11,675,000	9,218,344
5.25% 5/15/30 (b)	4,900,000	4,067,500
6.125% 4/1/30 (b)	5,840,000	4,164,387
6.875% 4/15/29 (b)	2,815,000	2,202,816
8% 3/15/26 (b)	1,501,000	1,503,679
10.875% 1/15/32 (b)(d)	2,785,000	2,877,585
DaVita, Inc.:
3.75% 2/15/31 (b)	2,495,000	2,093,811
4.625% 6/1/30 (b)	2,580,000	2,311,376
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,641,143
Endo Finance Holdings, Inc. 8.5% 4/15/31 (b)	2,040,000	2,091,039
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,005,000	920,623
Hologic, Inc. 3.25% 2/15/29 (b)	2,525,000	2,254,413
IQVIA, Inc. 6.5% 5/15/30 (b)	1,875,000	1,893,570
Jazz Securities DAC 4.375% 1/15/29 (b)	1,980,000	1,821,219
Medline Borrower LP 3.875% 4/1/29 (b)	2,005,000	1,824,904
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	2,105,000	2,105,425
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	2,430,000	2,118,956
3.875% 5/15/32 (b)	3,315,000	2,805,013
4.375% 6/15/28 (b)	1,835,000	1,707,344
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,005,000	2,775,667
5.125% 4/30/31 (b)	2,995,000	2,646,703
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(f)	2,057,273	1,895,263
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	2,950,000	2,972,135
Tenet Healthcare Corp.:
4.375% 1/15/30	6,565,000	6,037,162
6.125% 10/1/28	7,085,000	7,018,390
6.125% 6/15/30	3,680,000	3,644,550
6.875% 11/15/31	330,000	344,939
		94,531,734
Homebuilders/Real Estate - 2.1%
Arcosa, Inc. 4.375% 4/15/29 (b)	1,425,000	1,319,911
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (b)	1,380,000	1,239,822
6.625% 1/15/28 (b)	40,000	39,524
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	1,862,328
5% 3/1/31	2,190,000	1,742,259
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	700,000	454,309
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	2,220,000	2,238,474
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	2,985,000	2,048,456
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	2,705,000	1,765,312
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,379,390
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	2,945,000	2,899,262
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	777,248
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	2,035,000	1,681,823
6.5% 2/15/29 (b)	3,300,000	2,290,359
10.5% 2/15/28 (b)	4,250,000	4,250,688
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)	1,185,000	1,085,284
		28,074,449
Hotels - 1.2%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	5,095,000	5,516,046
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,470,000	1,246,699
3.75% 5/1/29 (b)	1,650,000	1,495,161
5.375% 5/1/25 (b)	3,525,000	3,507,201
6.125% 4/1/32 (b)	1,250,000	1,235,841
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	2,120,000	2,097,879
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	925,000	931,020
		16,029,847
Insurance - 1.8%
Acrisure LLC / Acrisure Finance, Inc. 10.125% 8/1/26 (b)	2,450,000	2,524,799
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
5.875% 11/1/29 (b)	3,030,000	2,818,530
6.75% 10/15/27 (b)	9,895,000	9,698,591
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,400,000	1,286,870
AssuredPartners, Inc. 5.625% 1/15/29 (b)	1,445,000	1,344,693
HUB International Ltd. 7.25% 6/15/30 (b)	6,190,000	6,289,219
		23,962,702
Leisure - 1.3%
Carnival Corp. 5.75% 3/1/27 (b)	5,135,000	5,040,426
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	735,000	722,675
7.75% 2/15/29 (b)	2,575,000	2,644,731
NCL Finance Ltd. 6.125% 3/15/28 (b)	910,000	890,900
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	4,375,000	4,216,973
5.375% 7/15/27 (b)	1,975,000	1,935,072
6.25% 3/15/32 (b)	1,805,000	1,796,773
Viking Cruises Ltd. 9.125% 7/15/31 (b)	895,000	964,146
		18,211,696
Metals/Mining - 2.6%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)	2,670,000	2,457,489
7.125% 3/15/31 (b)	555,000	567,658
Alpha Natural Resources, Inc. 9.75% (c)(e)	1,099,000	0
Arsenal AIC Parent LLC 8% 10/1/30 (b)	910,000	946,526
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)	4,925,000	4,857,114
Constellium NV 5.875% 2/15/26 (b)	990,000	983,400
ERO Copper Corp. 6.5% 2/15/30 (b)	8,865,000	8,531,587
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,360,000	2,310,393
9.375% 3/1/29 (b)	1,600,000	1,669,569
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (b)	1,615,000	1,433,781
5.875% 4/15/30 (b)	2,755,000	2,668,856
HudBay Minerals, Inc. 6.125% 4/1/29 (b)	4,755,000	4,689,657
Mineral Resources Ltd.:
8% 11/1/27 (b)	2,835,000	2,883,989
8.5% 5/1/30 (b)	680,000	704,061
		34,704,080
Paper - 0.7%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	1,770,000	1,634,418
Berry Global, Inc. 5.625% 7/15/27 (b)	1,110,000	1,095,352
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,070,000	1,052,887
8.75% 4/15/30 (b)	6,430,000	6,201,039
		9,983,696
Railroad - 0.3%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	4,225,000	4,176,042
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)	7,635,000	6,643,542
CEC Entertainment LLC 6.75% 5/1/26 (b)	2,250,000	2,216,933
KFC Holding Co./Pizza Hut Holding LLC/Taco Bell of America LLC 4.75% 6/1/27 (b)	1,325,000	1,285,360
Papa John's International, Inc. 3.875% 9/15/29 (b)	870,000	755,666
Yum! Brands, Inc. 4.625% 1/31/32	2,585,000	2,354,609
		13,256,110
Services - 5.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)	1,050,000	896,210
Artera Services LLC 8.5% 2/15/31 (b)	2,765,000	2,825,222
ASGN, Inc. 4.625% 5/15/28 (b)	5,875,000	5,525,637
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	1,328,000	1,195,695
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (b)	1,470,000	1,341,329
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	3,910,000	4,197,563
Camelot Finance SA 4.5% 11/1/26 (b)	2,285,000	2,204,554
CoreCivic, Inc. 8.25% 4/15/29	2,225,000	2,323,544
CoreLogic, Inc. 4.5% 5/1/28 (b)	4,470,000	4,038,304
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	9,979,000	9,929,903
Hertz Corp.:
4.625% 12/1/26 (b)	1,680,000	1,304,375
5% 12/1/29 (b)	2,190,000	1,446,276
5.5% (b)(c)(e)	3,155,000	102,538
6% (b)(c)(e)	3,900,000	351,000
6.25% (c)(e)	2,880,000	93,600
7.125% (b)(c)(e)	3,980,000	358,200
OpenLane, Inc. 5.125% 6/1/25 (b)	96,000	94,791
Sabre GLBL, Inc. 8.625% 6/1/27 (b)	3,128,000	2,879,737
Service Corp. International 5.125% 6/1/29	1,845,000	1,773,199
Staples, Inc. 10.75% 9/1/29 (b)(d)	1,400,000	1,354,649
The GEO Group, Inc.:
8.625% 4/15/29 (b)	2,860,000	2,943,814
10.25% 4/15/31 (b)	2,730,000	2,873,085
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	17,310,000	16,318,637
6.25% 1/15/28 (b)	2,145,000	2,144,906
7.5% 9/15/27 (b)	2,765,000	2,816,150
United Rentals North America, Inc. 6.125% 3/15/34 (b)	3,705,000	3,634,792
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,640,000	1,594,239
		76,561,949
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	987,653
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	690,000	630,264
Vallourec SA 7.5% 4/15/32 (b)	1,300,000	1,337,644
		2,955,561
Super Retail - 1.6%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	643,231
4.625% 11/15/29 (b)	1,520,000	1,398,426
4.75% 3/1/30	680,000	623,609
5% 2/15/32 (b)	1,520,000	1,360,647
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	5,045,000	5,051,811
Carvana Co.:
12% 12/1/28 pay-in-kind (b)(f)	317,454	331,860
13% 6/1/30 pay-in-kind (b)(f)	477,709	491,655
14% 6/1/31 pay-in-kind (b)(f)	568,057	598,571
EG Global Finance PLC 12% 11/30/28 (b)	2,975,000	3,081,296
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,455,000	2,216,823
Macy's Retail Holdings LLC 6.125% 3/15/32 (b)	1,065,000	1,013,251
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	1,320,000	1,070,678
7.875% 5/1/29 (b)	1,235,000	839,917
Sally Holdings LLC 6.75% 3/1/32	3,070,000	3,011,524
		21,733,299
Technology - 5.9%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	6,520,000	5,915,844
Block, Inc.:
2.75% 6/1/26	2,555,000	2,406,251
3.5% 6/1/31	2,555,000	2,188,494
6.5% 5/15/32 (b)	3,495,000	3,527,475
Boxer Parent Co., Inc. 9.125% 3/1/26 (b)	60,000	60,233
CA Magnum Holdings 5.375% 10/31/26 (b)	770,000	734,118
Cloud Software Group, Inc.:
8.25% 6/30/32 (b)	5,585,000	5,640,665
9% 9/30/29 (b)	6,530,000	6,318,734
Coherent Corp. 5% 12/15/29 (b)	1,385,000	1,291,488
Elastic NV 4.125% 7/15/29 (b)	1,275,000	1,139,983
Gen Digital, Inc. 5% 4/15/25 (b)	6,075,000	6,021,710
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	2,235,000	2,174,722
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,850,000	1,396,391
Iliad Holding SAS 8.5% 4/15/31 (b)	2,155,000	2,182,099
Match Group Holdings II LLC 4.125% 8/1/30 (b)	1,515,000	1,317,086
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,530,000	3,374,741
NCR Atleos Corp. 9.5% 4/1/29 (b)	3,180,000	3,430,768
NCR Voyix Corp. 5.125% 4/15/29 (b)	1,775,000	1,648,121
Open Text Corp. 3.875% 12/1/29 (b)	2,200,000	1,937,141
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	3,095,000	2,751,573
4.125% 12/1/31 (b)	2,200,000	1,893,027
Roblox Corp. 3.875% 5/1/30 (b)	6,155,000	5,362,664
Seagate HDD Cayman:
8.25% 12/15/29 (b)	1,545,000	1,652,707
8.5% 7/15/31 (b)	1,410,000	1,504,251
Sensata Technologies BV 4% 4/15/29 (b)	2,480,000	2,252,869
Sensata Technologies, Inc. 6.625% 7/15/32 (b)(d)	1,495,000	1,499,908
SS&C Technologies, Inc. 6.5% 6/1/32 (b)	4,900,000	4,913,544
Synaptics, Inc. 4% 6/15/29 (b)	1,210,000	1,083,637
TTM Technologies, Inc. 4% 3/1/29 (b)	2,215,000	2,006,398
UKG, Inc. 6.875% 2/1/31 (b)	1,630,000	1,640,335
		79,266,977
Telecommunications - 4.8%
Altice Financing SA 5.75% 8/15/29 (b)	7,480,000	5,552,517
Altice France Holding SA 10.5% 5/15/27 (b)	4,240,000	1,568,768
Altice France SA:
5.125% 1/15/29 (b)	2,270,000	1,533,657
5.5% 1/15/28 (b)	4,825,000	3,378,365
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	9,965,000	9,501,229
Consolidated Communications, Inc. 5% 10/1/28 (b)	1,320,000	1,082,397
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	2,480,000	2,316,285
5.875% 10/15/27 (b)	2,440,000	2,375,963
5.875% 11/1/29	615,475	530,963
6% 1/15/30 (b)	3,035,000	2,630,291
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	4,985,000	4,689,022
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (b)	2,520,000	2,113,705
6.75% 10/15/27 (b)	4,724,000	4,449,476
Level 3 Financing, Inc.:
4% 4/15/31 (b)	3,850,000	2,102,870
4.5% 4/1/30 (b)	3,420,000	1,940,796
Lumen Technologies, Inc.:
4.125% 4/15/29 (b)	1,795,625	1,154,702
4.125% 4/15/30 (b)	1,795,625	1,148,302
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)	1,450,000	1,488,976
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	6,860,000	4,642,023
Windstream Escrow LLC 7.75% 8/15/28 (b)	6,380,000	5,994,056
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	3,835,000	2,990,489
6.125% 3/1/28 (b)	2,115,000	1,439,026
		64,623,878
Textiles/Apparel - 0.5%
Crocs, Inc.:
4.125% 8/15/31 (b)	3,760,000	3,270,028
4.25% 3/15/29 (b)	1,710,000	1,560,869
Victoria's Secret & Co. 4.625% 7/15/29 (b)	1,665,000	1,357,794
		6,188,691
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	9,000	8,985
4.375% 5/1/26 (b)	7,000	6,799
Seaspan Corp. 5.5% 8/1/29 (b)	3,695,000	3,292,720
		3,308,504
Utilities - 3.6%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)	2,940,000	2,795,018
DPL, Inc. 4.35% 4/15/29	9,480,000	8,760,594
NRG Energy, Inc. 3.875% 2/15/32 (b)	132,000	112,977
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	255,527
3.95% 12/1/47	2,495,000	1,802,227
4.55% 7/1/30	4,110,000	3,880,610
4.95% 7/1/50	14,750,000	12,308,179
PG&E Corp. 5.25% 7/1/30	9,430,000	8,982,697
Pike Corp. 5.5% 9/1/28 (b)	5,310,000	5,053,489
Vertiv Group Corp. 4.125% 11/15/28 (b)	3,055,000	2,831,757
Vistra Operations Co. LLC 5.625% 2/15/27 (b)	2,000,000	1,967,920
		48,750,995
TOTAL NONCONVERTIBLE BONDS		1,113,649,038
TOTAL CORPORATE BONDS (Cost $1,235,487,094)		1,133,425,020

Asset-Backed Securities - 0.7%
	Principal Amount (a)	Value ($)
Golub Capital Partners Clo 74 Series 2024-74A Class D2, CME Term SOFR 3 Month Index + 4.500% 0% 7/25/37 (b)(f)(h)	1,650,000	1,652,925
KKR CLO Ltd. / KKR CLO LLC Series 2024-29A Class D2R, CME Term SOFR 3 Month Index + 5.200% 10.5209% 7/15/37 (b)(f)(h)	2,000,000	2,000,286
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 0% 8/8/32 (b)(d)(f)(h)	2,000,000	2,005,540
Sandstone Peak Iii Ltd. Series 2024-1A Class D2A, CME Term SOFR 3 Month Index + 5.250% 5.25% 4/25/37 (b)(f)(h)	1,000,000	1,002,201
Sixth Street Clo Xxv Ltd. Series 2024-25A Class D2, CME Term SOFR 3 Month Index + 4.500% 4.5% 7/24/37 (b)(d)(f)(h)	1,350,000	1,352,608
Sycamore Tree Clo 2023-3 Ltd. / Series 2024-3A Class D2BR, 9.628% 4/20/37 (b)	2,000,000	1,999,560
TOTAL ASSET-BACKED SECURITIES (Cost $10,000,000)		10,013,120

Common Stocks - 2.5%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (c)(i)	32,168	26,378
Broadcasting - 0.0%
iHeartMedia, Inc. (i)(j)	8,204	7,594
Energy - 1.4%
California Resources Corp. (j)	119,243	5,646,156
California Resources Corp. warrants 10/27/24 (i)	20,004	238,448
Chesapeake Energy Corp. (j)	64,281	5,845,071
EP Energy Corp. (c)(i)	218,900	295,515
Exxon Mobil Corp.	25,555	2,996,579
Forbes Energy Services Ltd. (c)(i)	72,087	7
Noble Corp. PLC:
warrants 2/4/28 (i)	27,051	735,566
warrants 2/4/28 (i)	27,051	645,437
PureWest Energy (c)	2,832	637
Superior Energy Services, Inc. Class A (c)	15,005	1,054,852
Tidewater, Inc. warrants 11/14/42 (i)	8,251	937,996
Tribune Resources, Inc. (c)	182,155	116,579
TOTAL ENERGY		18,512,843
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (c)(g)(i)	1,330,466	1,170,810
Food & Drug Retail - 0.2%
Northeast Grocery, Inc. (c)(g)(i)	228,430	1,370,580
Southeastern Grocers, Inc. rights (c)(i)	687,397	756,137
TOTAL FOOD & DRUG RETAIL		2,126,717
Gaming - 0.0%
Studio City International Holdings Ltd.:
ADR (b)(i)	25,434	197,114
(NYSE) ADR (i)	28,000	217,000
TOTAL GAMING		414,114
Hotels - 0.0%
Travelport Finance Luxembourg SARL (c)	261	686,349
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (c)(i)	0	0
Frontier Communications Parent, Inc. (i)(j)	77,463	2,065,164
TOTAL TELECOMMUNICATIONS		2,065,164
Textiles/Apparel - 0.2%
Intelsat Emergence SA (c)	61,616	2,582,327
Utilities - 0.5%
PG&E Corp.	350,590	6,499,939
TOTAL COMMON STOCKS (Cost $26,903,503)		34,092,235

Bank Loan Obligations - 7.6%
	Principal Amount (a)	Value ($)
Air Transportation - 1.3%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1792% 11/23/28 (c)(f)(h)(k)	7,197,395	7,197,395
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4292% 11/23/29 (c)(f)(h)(k)	915,000	915,000
CME Term SOFR 3 Month Index + 8.000% 13.4292% 11/23/29 (c)(f)(h)(k)	9,743,000	9,743,000
TOTAL AIR TRANSPORTATION		17,855,395
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.8019% 2/1/27 (f)(h)(k)	625,172	624,234
Broadcasting - 0.0%
Diamond Sports Group LLC term loan NULL 5% 8/2/27 (k)	169,766	239,370
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (f)(h)(k)	1,517,963	1,508,202
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/15/30 (f)(h)(k)	2,155,000	2,143,320
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (f)(h)(k)	2,824,375	2,822,624
TOTAL CHEMICALS		4,965,944
Consumer Products - 0.2%
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.1082% 5/14/28 (f)(h)(k)	2,292,625	2,287,856
Diversified Financial Services - 1.1%
Cabazon Finance Authority term loan 13% 11/23/26 pay-in-kind (c)(f)(k)	3,504,253	2,395,508
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3094% 1/31/31 (f)(h)(k)	3,980,000	3,990,507
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 4/22/30 (f)(h)(k)	227,118	227,402
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 12/31/24 (c)(f)(h)(k)	7,827,081	7,739,418
TOTAL DIVERSIFIED FINANCIAL SERVICES		14,352,835
Diversified Media - 0.3%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9094% 12/17/26 (f)(h)(k)	4,909,258	3,866,581
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(k)	3,964,252	0
term loan 0% (c)(e)(f)(k)	1,710,000	0
TOTAL ENERGY		0
Food & Drug Retail - 0.0%
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8267% 12/13/28 (f)(h)(k)	745,000	743,138
Food/Beverage/Tobacco - 0.4%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (f)(h)(k)	1,856,725	1,441,283
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3019% 3/31/28 (f)(h)(k)	3,925,163	3,937,919
TOTAL FOOD/BEVERAGE/TOBACCO		5,379,202
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 11/1/28 (f)(h)(k)	284,200	285,146
Insurance - 0.6%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 2/15/27 (f)(h)(k)	210,163	210,688
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4292% 8/19/28 (f)(h)(k)	4,235,500	4,183,149
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5746% 6/20/30 (f)(h)(k)	648,375	652,479
Truist Insurance Holdings LLC 2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0859% 3/8/32 (f)(h)(k)	2,460,000	2,510,233
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3019% 11/22/29 (f)(h)(k)	430,467	431,065
TOTAL INSURANCE		7,987,614
Publishing/Printing - 0.3%
Clear Channel International BV Tranche B 1LN, term loan 7.5% 8/31/27 (c)(k)	3,525,000	3,472,125
Services - 1.8%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (f)(h)(k)	305,000	299,053
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/2/28 (f)(h)(k)	5,731,519	5,645,546
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (c)(f)(h)(k)	6,212,915	6,212,915
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (f)(h)(k)	5,479,650	5,245,231
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8125% 3/24/31 (f)(h)(k)	305,000	307,034
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (f)(h)(k)	6,934,217	5,954,758
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.42% 3/25/31 (f)(h)(k)	645,000	648,760
TOTAL SERVICES		24,313,297
Super Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/5/28 (f)(h)(k)	2,589,765	2,590,982
Technology - 0.8%
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (f)(h)(k)	25,000	25,883
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (f)(h)(k)	135,000	136,085
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5792% 2/15/29 (f)(h)(k)	2,794,074	2,786,307
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (k)	2,220,000	2,206,125
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5632% 5/1/31 (f)(h)(k)	560,000	561,753
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (c)(f)(h)(k)	145,100	145,100
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5699% 2/10/31 (f)(h)(k)	4,738,702	4,772,441
TOTAL TECHNOLOGY		10,633,694
Telecommunications - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8286% 8/15/28 (f)(h)(k)	1,042,717	782,038
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 1/30/31 (f)(h)(k)	425,000	428,540
TOTAL TELECOMMUNICATIONS		1,210,578
TOTAL BANK LOAN OBLIGATIONS (Cost $106,753,495)		102,316,193

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.6%
Bank of America Corp.:
6.1% (f)(l)	3,690,000	3,694,133
6.25% (f)(l)	2,310,000	2,299,903
Wells Fargo & Co. 5.9% (f)(l)	1,955,000	1,951,259
TOTAL BANKS & THRIFTS		7,945,295
Diversified Financial Services - 0.3%
Charles Schwab Corp. 5.375% (f)(l)	4,340,000	4,271,376
TOTAL PREFERRED SECURITIES (Cost $12,070,242)		12,216,671

Other - 2.1%
	Shares	Value ($)
Other - 2.1%
Fidelity Private Credit Co. LLC (g)(m) (Cost $27,223,104)	2,733,005	27,821,978

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n)	9,861,747	9,863,719
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	4,867,313	4,867,800
TOTAL MONEY MARKET FUNDS (Cost $14,731,519)		14,731,519

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,433,168,957)	1,334,616,736
NET OTHER ASSETS (LIABILITIES) - 1.1%	14,994,455
NET ASSETS - 100.0%	1,349,611,191

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $956,814,501 or 70.9% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,487,406 or 3.0% of net assets.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	4/15/22 - 5/06/24	27,223,105

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	9,239,670

New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796

Northeast Grocery, Inc.	11/08/21	90,888

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,545,624	422,660,742	434,342,856	1,448,616	209	-	9,863,719	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,268,450	23,532,344	25,932,994	7,357	-	-	4,867,800	0.0%
Total	28,814,074	446,193,086	460,275,850	1,455,973	209	-	14,731,519

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	24,227,898	3,266,929	-	2,704,912	-	327,160	27,821,987
	24,227,898	3,266,929	-	2,704,912	-	327,160	27,821,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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